AVAILABLE-FOR-SALE SECURITIES (Tables)	3 Months Ended
Mar. 31, 2012
AVAILABLE-FOR-SALE SECURITIES
Schedule of available-for-sale securities

	As at March 31, 2012	As at December 31, 2011
Available-for-sale securities in an unrealized gain position
Cost (net of impairments)	$17,500	$127,344
Unrealized gains in accumulated other comprehensive income	6,517	16,408

Estimated fair value	24,017	143,752

Available-for-sale securities in an unrealized loss position
Cost (net of impairments)	$113,460	1,717
Unrealized losses in accumulated other comprehensive income	(5,098)	(58)

Estimated fair value	108,362	1,659

Total estimated fair value of available-for-sale securities	$132,379	$145,411